FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of financial instruments

	Observable input (Level 2)	Financial instruments measured at fair value	Financial instruments measured at amortized cost	Total carrying value

2023
Financial assets
Loan receivables¹⁾	—	—	4.5	4.5
Trade receivables¹⁾	—	—	211.0	211.0
Other receivables	37.6	37.6	22.9	60.5
Cash and cash equivalents, including restricted cash¹⁾	—	—	295.6	295.6
Total	37.6	37.6	534.0	571.6

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,059.6	1,059.6
Other non-current liabilities	—	—	3.0	3.0
Trade payables¹⁾	—	—	43.1	43.1
Other liabilities¹⁾	2.8	2.8	42.4	45.2
Total	2.8	2.8	1,148.1	1,150.9

2022
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	259.5	259.5
Other receivables	55.3	55.3	18.7	74.0
Cash and cash equivalents, including restricted cash¹⁾	—	—	323.8	323.8
Total	55.3	55.3	606.6	661.9

Financial liabilities
Borrowings¹⁾²⁾	—	—	966.9	966.9
Other non-current liabilities	—	—	3.0	3.0
Trade payables¹⁾	—	—	48.5	48.5
Other liabilities¹⁾	1.9	1.9	29.2	31.1
Total	1.9	1.9	1,047.6	1,049.5

2021
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	84.0	84.0
Other receivables	8.3	8.3	31.7	40.0
Cash and cash equivalents, including restricted cash¹⁾	—	—	171.7	171.7
Total	8.3	8.3	292.0	300.3

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,135.3	1,135.3
Trade payables¹⁾	—	—	35.3	35.3
Other liabilities¹⁾	11.2	11.2	32.5	43.7
Total	11.2	11.2	1,203.1	1,214.3

¹⁾ Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.
²⁾ See Note 20.
³⁾ Derivative financial instruments are presented in the balance sheet line "Other receivables" and "Other liabilities".